UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [_]; Amendment Number: ____

  This Amendment (Check only one.): [_] is a restatement.
                                    [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Pirate Capital LLC
           ------------------
Address:   200 Connecticut Avenue, 4th Floor
           ---------------------------------
           Norwalk, Connecticut  06854
           ---------------------------------

13F File Number: _____

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Thomas R. Hudson, Jr
         --------------------
Title:   President
         --------------------
Phone:   (203) 854-1100
         --------------------

Signature, Place, and Date of Signing:

/s/ Thomas R. Hudson            Norwalk, Connecticut            August 12, 2005
--------------------            --------------------            ---------------
     [Signature]                   [City, State]                     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

      13F File Number          Name

      28-___________           ________________________________________________

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
                                         ----------

Form 13F Information Table Entry Total:      36
                                         ----------

Form 13F Information Table Value Total:   $546,224
                                         ----------
                                         (thousands)

List of Other Included Managers:            None
                                         ----------

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

                               PIRATE CAPITAL LLC
                              13F INFORMATION TABLE
                                  June 30, 2005

              Column 1           Column 2  Column 3 Column 4          Column 5          Column 6      Column 7        Column 8
------------------------------------------------------------------------------------------------------------------------------------
                                 TITLE OF            VALUE    SHARES OR         PUT/   INVESTMENT      OTHER       VOTING AUTHORITY
           NAME OF ISSUER          CLASS   CUSIP     (000)     PRN AMT  SH/PRN  CALL   DISCRETION     MANAGERS    SOLE   SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
 1 ALLETE INC                     common  018522300  39,361    788,800    SH          Shared - Defined  NONE     788,800
 2 ALLIED DEFENSE GROUP           common  019118108   8,593    373,300    SH          Shared - Defined  NONE     373,300
 3 ALLIED WASTE INDUSTRIES INC    common  019589308      79     10,000    SH          Shared - Defined  NONE      10,000
 4 ANGELICA CORP                  common  034663104  18,608    759,200    SH          Shared - Defined  NONE     759,200
 5 ASSOCIATED ESTATES REALTY CO   common  045604105   4,932    534,300    SH          Shared - Defined  NONE     534,300
 6 BFK CAPITAL GROUP              common  05548G102   4,731    124,800    SH          Shared - Defined  NONE     124,800
 7 BANDAG INC                     common  059815100   5,549    120,500    SH          Shared - Defined  NONE     120,500
 8 BRINK'S CO                     common  109696104  51,973  1,443,700    SH          Shared - Defined  NONE   1,443,700
 9 CAPITAL PACIFIC HOLDINGS INC   common  14040M104   1,324    170,899    SH          Shared - Defined  NONE     170,899
10 CHARTERMAC                     common  160908109  15,016    683,800    SH          Shared - Defined  NONE     683,800
11 CORNELL COMPANIES INC          common  219141108  26,908  1,999,100    SH          Shared - Defined  NONE   1,999,100
12 CORRECTIONS CORP AMERICA       common  22025Y407   6,127    156,100    SH          Shared - Defined  NONE     156,100
13 CUTTER & BUCK INC              common  232217109  18,429  1,428,640    SH          Shared - Defined  NONE   1,428,640
14 FEDEX CORP                     common  31428X106   2,835     35,000    SH          Shared - Defined  NONE      35,000
15 FLORIDA EAST COAST INDS INC    common  340632108     935     21,600    SH          Shared - Defined  NONE      21,600
16 GENCORP INC                    common  368682100  37,324  1,937,900    SH          Shared - Defined  NONE   1,937,900
17 GEO GROUP INC                  common  36159R103   9,389    374,800    SH          Shared - Defined  NONE     374,800
18 GLATFELTER                     common  377316104   2,780    224,200    SH          Shared - Defined  NONE     224,200
19 GRIFFIN LAND AND NURSERIES INC common  398231100     411     16,678    SH          Shared - Defined  NONE      16,678
20 JAMES RIVER COAL CO            common  470355207  16,739    483,100    SH          Shared - Defined  NONE     483,100
21 JOHN Q HAMMONS HOTELS INC      common  408623106  10,242    434,900    SH          Shared - Defined  NONE     434,900
22 INTERNATIONAL PAPER            common  460146103   2,773     91,800    SH          Shared - Defined  NONE      91,800
23 INTRAWEST CORP                 common  460915200  62,998  2,616,200    SH          Shared - Defined  NONE   2,616,200
24 LOUISIANA PACIFIC CORP         common  546347105     615     25,000    SH          Shared - Defined  NONE      25,000
25 SHOLODGE INC                   common  825034101     134     33,382    SH          Shared - Defined  NONE      33,382
26 SIZELER PROPERTY INVESTORS     common  830137105     132     10,000    SH          Shared - Defined  NONE      10,000
27 ST JOE CO                      common  790148100  14,131    173,300    SH          Shared - Defined  NONE     173,300
28 SEA CONTAINERS LTD CLA         common  811371707     442     27,700    SH          Shared - Defined  NONE      27,700
29 SIX FLAGS INC                  common  83001P109      47     10,000    SH          Shared - Defined  NONE      10,000
30 TEJON RANCH CO                 common  879080109     561     10,900    SH          Shared - Defined  NONE      10,900
31 TEMPLE INLAND INC              common  879868107  33,844    911,000    SH          Shared - Defined  NONE     911,000
32 TERRA INDUSTRIES INC           common  880915103      68     10,000    SH          Shared - Defined  NONE      10,000
33 TOYS R US INC                  common  892335100  45,172  1,705,900    SH          Shared - Defined  NONE   1,705,900
34 VAIL RESORTS INC               common  91879Q109  15,888    565,400    SH          Shared - Defined  NONE     565,400
35 WALTER INDUSTRIES INC NEW      common  93317Q105  86,497  2,151,655    SH          Shared - Defined  NONE   2,151,655
36 WEYERHAEUSER CO                common  962166104     637     10,000    SH          Shared - Defined  NONE      10,000
                                                     ======